Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Raw materials and consumables	$ 244,000,000	$ 300,000,000
Work-in-progress	3,000,000	3,000,000
Finished goods	135,000,000	166,000,000
Inventories Total	382,000,000	469,000,000
Borrowings	3,902,000,000	3,734,000,000
Global Asset Based Loan Facility
Disclosure of detailed information about hedged items [line items]
Borrowings	0	0
Inventory [member]
Disclosure of detailed information about hedged items [line items]
Hedging (loss) / Gain included in carrying value of inventory.	$ (1,000,000)	$ 1,000,000